International Government Bond Fund Expense Example - International Government Bond Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,020